Net Loss From Continuing Operations - Other losses, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Income (Loss) From Continuing Operations [Abstract]
Foreign exchange losses, net	$ (346)	$ (1,719)	$ (641)
Others	(607)	(1,458)	(986)
Other operating income (expense)	$ (953)	$ (3,177)	$ (1,627)